Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Assets

At December 31, 2016, other assets consisted of $45,515 of costs to acquire domain names to be used in connection with the launch of the Company’s e-commerce platform. As of December 31, 2015, and November 30, 2015 other assets was $0.